Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Net income (loss)					$ 28,381,842
Balance at Oct. 31, 2018					46,020,903
Issuance of Class A common stock	$ 70		$ 7,116,430		7,116,500
Net income (loss)				$ (7,116,491)	(7,116,491)
Common stock subject to possible redemption (in shares)	697,696
Balance (in shares) at Dec. 05, 2018	1,881,733	5,750,000
Balance at Dec. 05, 2018	$ 188	$ 575	12,433,404	(7,434,157)	5,000,010
Net income (loss)					(22,575,000)
Balance (in shares) at Dec. 05, 2018	1,881,733	5,750,000
Balance at Dec. 05, 2018	$ 188	$ 575	12,433,404	(7,434,157)	5,000,010
Issuance of Class A common stock	1,000		96,900,000		96,901,000
Common stock subject to possible redemption			12,433,000	3,577,000	16,010,000
Net income (loss)				(3,630,000)	(3,630,000)
Balance at Jan. 31, 2019	$ 3,000		$ 261,808,000	$ (14,641,000)	$ 246,613,000